Shareholders' Equity (Detail Textuals) (USD $)	12 Months Ended	0 Months Ended	1 Months Ended	87 Months Ended	12 Months Ended	27 Months Ended	39 Months Ended
	Dec. 31, 2011	May 15, 2014 Initial Public Offering ("IPO") Subsequent Event	May 20, 2014 Initial Public Offering ("IPO") Subsequent Event	Mar. 31, 2014 Private Placement Offerings Private_Placement	Dec. 31, 2013 Senior Non Cumulative Perpetual Preferred Stock Series C	Dec. 31, 2013 Senior Non Cumulative Perpetual Preferred Stock Series C	Mar. 31, 2014 Senior Non Cumulative Perpetual Preferred Stock Series C
Stockholders Equity Note [Line Items]
Number of common shares authorized to issue in initial public offering		2,702,703
Price per share of shares issued		$ 18.00
Number of common shares issued			2,702,703	3,429,623
Net proceeds from the IPO		$ 44,900,000
Underwriting discount		2,500,000
Amount of expenses incurred in public offering		1,300,000
Number of private placements				4
Proceeds from issuance of private placement				47,800,000
Small business lending fund limit	30,000,000,000
Tier 1 capital to be provided to qualified community banks with asset less than limit from SBLF	10,000,000,000
Net capital proceeds from issuance and repurchase of preferred stock	$ 5,900,000
Percentage of proceeds invested as Tier 1 Capital	90.00%
Preferred stock dividend rate percentage					1.00%		1.00%
Preferred stock dividend rate percentage after four and one half years					9.00%		9.00%
Preferred stock redemption, terms						All redemptions must be in an amount at least equal to 25% of the number of originally issued shares of SBLF Preferred Stock, or 100% of the then-outstanding shares if less than 25% of the number of shares originally issued.